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                                                   -----------------------------
                                                   Expires: February 28, 2006

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                                                   hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-05646
                                   ------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 William Street, Suite 100        Wellesley, Massachusetts        02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)               (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.  40 William Street   Wellesley, Massachusetts 02481
-- -----------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (781) 235-7055
                                                     ---------------------------

Date of fiscal year end:       October 31, 2005
                          ------------------------------------

Date of reporting period:      January 31, 2005
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.5%                          SHARES          VALUE
--------------------------------------------------------------------------------
GROWTH FUNDS -- 35.8%
    American Funds AMCAP - Class A                     214,678     $ 3,851,322
    American Growth Fund of America - Class A          260,249       6,951,241
    Calamos Growth - Class A (a)                       141,042       7,171,978
    Fidelity Capital Appreciation                      233,743       5,859,930
    Fidelity Select Utilities Growth                    65,882       2,588,518
    Goldman Sachs Growth Opportunities - Class A (a)   213,091       4,489,838
    iShares Russell 1000 Growth Index                      235          11,139
    Marsico 21st Century (a)                           574,563       6,630,454
    Strong Advisor Select - Class A (a)                147,622       1,306,455
                                                                   -----------
                                                                    38,860,875
                                                                   -----------
GROWTH AND INCOME FUNDS -- 30.0%
    Hotchkis & Wiley Large Cap Value - Class A         380,152       8,389,965
    iShares Dow Jones Select Dividend Index            137,100       8,162,934
    iShares Dow Jones U.S. Energy Sector Index          45,700       3,034,480
    iShares Russell 1000 Value Index                    14,800         965,108
    iShares S&P 500 Index                               25,650       3,031,317
    iShares S&P MidCap 400/BARRA Value Index            36,500       4,570,530
    Vanguard 500 Index - Investor Shares                41,024       4,467,467
                                                                   -----------
                                                                    32,621,801
                                                                   -----------
SMALL COMPANY FUNDS -- 18.3%
    Buffalo Small Cap                                   52,442       1,392,872
    FBR Small Cap (a)                                   43,659       1,783,905
    iShares S&P SmallCap 600/BARRA Growth Index         21,700       2,313,654
    iShares S&P SmallCap 600/BARRA Value Index          13,700       1,616,463
    Royce Opportunity - Investor Class (a)             452,161       5,728,885
    William Blair Small Cap Growth - Class I (a)       282,545       7,055,139
                                                                   -----------
                                                                    19,890,918
                                                                   -----------
FOREIGN STOCK FUNDS -- 13.5%
    Dodge & Cox International Stock                     90,524       2,762,786
    Fidelity Japan Small Companies                      96,473       1,235,815
    iShares MSCI EAFE Index                             13,400       2,102,460
    iShares MSCI Emerging Markets Index                 19,400       3,895,132
    Lazard International Small Cap - Investor Shares   148,914       2,878,515
    Tocqueville International Value (The)              125,587       1,779,569
                                                                   -----------
                                                                    14,654,277
                                                                   -----------
AGGRESSIVE FUNDS -- 1.9%
    Powershares Dynamic Market                          51,200       2,033,152
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $91,181,453)                    $ 108,061,023
                                                                   -----------

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
MONEY MARKET SECURITIES -- 0.6%                        SHARES          VALUE
--------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
     (Cost $681,219)                                   681,219       $ 681,219
                                                                   -----------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $91,862,672)          $ 108,742,242

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                       (149,611)
                                                                   -----------

NET ASSETS -- 100.0%                                             $ 108,592,631
                                                                   ===========


     (a)Non-income producing security.

See accompanying notes to Portfolio of Investments.

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.5%                          SHARES          VALUE
--------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 30.0%
    Dodge & Cox Stock                                   26,653     $ 3,392,088
    Hotchkis & Wiley Large Cap Value - Class A         266,782       5,887,870
    iShares Dow Jones Select Dividend Index             90,600       5,394,324
    iShares Dow Jones U.S. Energy Sector Index          19,100       1,268,240
    iShares Russell 1000 Value Index                       200          13,042
    iShares S&P 500 Index                               45,900       5,424,462
    iShares S&P MidCap 400/BARRA Value Index             4,500         563,490
    Vanguard 500 Index - Investor Shares                 5,525         601,713
                                                                   -----------
                                                                    22,545,229
                                                                   -----------
GROWTH FUNDS -- 14.4%
    American Funds AMCAP - Class A                    161,597        2,899,051
    Calamos Growth - Class A (a)                       29,047        1,477,055
    Fidelity Capital Appreciation                      54,681        1,370,863
    Fidelity Select Utilities Growth                   45,248        1,777,787
    iShares Russell 1000 Growth Index                     300           14,220
    S&P MidCap 400 Depositary Receipts                 17,580        2,076,901
    Strong Advisor Select - Class A (a)               131,569        1,164,388
                                                                   -----------
                                                                    10,780,265
                                                                   -----------
HIGH YIELD BOND FUNDS -- 12.6%
    Fidelity Advisor High Income Advantage - Class I   256,602       2,455,680
    MainStay High Yield Corporate Bond - Class A       373,414       2,412,256
    Pioneer High Yield - Class A                       398,559       4,559,518
                                                                   -----------
                                                                     9,427,454
                                                                   -----------
SMALL COMPANY FUNDS -- 11.3%
    FBR Small Cap (a)                                   22,666         926,114
    iShares S&P SmallCap 600/BARRA Growth Index         15,400       1,641,948
    iShares S&P SmallCap 600/BARRA Value Index          13,900       1,640,061
    Royce Opportunity - Investor Class (a)             133,740       1,694,490
    William Blair Small Cap Growth - Class I (a)       104,528       2,610,071
                                                                   -----------
                                                                     8,512,684
                                                                   -----------
FOREIGN STOCK FUNDS -- 8.7%
    Dodge & Cox International Stock                     16,513         503,963
    iShares MSCI EAFE Index                             19,100       2,996,790
    Lazard International Small Cap - Investor Shares    52,361       1,012,144
    Tocqueville International Value (The)              143,495       2,033,322
                                                                   -----------
                                                                     6,546,219
                                                                   -----------
GOVERNMENT BOND FUNDS -- 5.9%
    American Century Target Maturities Trust
      Series 2015 - Investor Class                      60,292       4,488,117
                                                                   -----------

CONVERTIBLE SECURITY FUNDS -- 5.2%
    Davis Appreciation & Income                         79,375       2,114,555
    SB Convertible - Smith Barney Class A              101,416       1,763,616
                                                                   -----------
                                                                     3,878,171
                                                                   -----------
CORPORATE BOND FUNDS -- 4.9%
    Loomis Sayles Bond - Institutional Class           269,699       3,705,669
                                                                   -----------

WORLDWIDE BOND FUNDS -- 3.4%
    Loomis Sayles Global Bond - Institutional Class     71,792       1,142,217
    PIMCO Foreign Bond - Institutional Class           131,435       1,384,005
                                                                   -----------
                                                                     2,526,222
                                                                   -----------

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
INVESTMENT COMPANIES -- 99.5% (CONTINUED)              SHARES          VALUE
--------------------------------------------------------------------------------
HIGH QUALITY BOND FUNDS -- 3.1%
    Dodge & Cox Income                                 180,220     $ 2,323,033
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $64,913,723)                      $74,733,063
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 1.1%                        SHARES          VALUE
--------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
     (Cost $813,067)                                   813,067     $   813,067
                                                                   -----------

TOTAL INVESTMENTS AT VALUE -- 100.6% (Cost $65,726,790)            $75,546,130

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)                       (437,092)
                                                                   -----------

NET ASSETS -- 100.0%                                              $ 75,109,038
                                                                   ===========


     (a)Non-income producing security.

See accompanying notes to Portfolio of Investments.

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

================================================================================
INVESTMENT COMPANIES -- 99.3%                          SHARES          VALUE
--------------------------------------------------------------------------------
SECTOR FUNDS -- 63.4%
    Fidelity Select Medical Delivery (a)                 4,894        $223,699
    Fidelity Select Wireless (a)                        19,538         110,000
    iShares Dow Jones U.S. Energy Sector Index          13,400         889,760
    iShares Goldman Sachs Natural Resources Index        4,300         571,513
    iShares Goldman Sachs Networking Index (a)          11,100         300,477
    iShares MSCI Emerging Markets Index                  2,900         582,262
    iShares Nasdaq Biotechnology Index (a)               2,800         199,472
    Technology Select Sector SPDR                       26,800         533,856
                                                                   -----------
                                                                     3,411,039
                                                                   -----------
MID-CAP FUNDS -- 21.2%
    Calamos Growth - Class A (a)                         9,313         473,585
    iShares S&P MidCap 400/BARRA Growth Index            1,500         197,130
    S&P MidCap 400 Depositary Receipts                   4,002         472,796
                                                                   -----------
                                                                     1,143,511
                                                                   -----------
SMALL-CAP FUNDS -- 9.1%
    Buffalo Small Cap                                   10,201         270,951
    Perritt Micro Cap Opportunities                      8,123         216,221
                                                                   -----------
                                                                       487,172
                                                                   -----------
LARGE-CAP FUNDS -- 5.6%
    Fidelity Capital Appreciation                       12,030         301,590
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $4,468,848)                       $ 5,343,312
                                                                   -----------


================================================================================
MONEY MARKET SECURITIES -- 0.8%                        SHARES          VALUE
--------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
      (Cost $42,947)                                    42,947     $    42,947
                                                                   -----------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $4,511,795)             $ 5,386,259

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                         (3,728)
                                                                   -----------

NET ASSETS -- 100.0%                                               $ 5,382,531
                                                                   ===========


     (a)Non-income producing security.

See accompanying notes to Portfolio of Investments.

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 99.4%                          SHARES          VALUE
--------------------------------------------------------------------------------
EUROPE FUNDS -- 29.3%
    iShares MSCI Austria Index                         111,600     $ 2,488,680
    iShares MSCI Belgium Index                          63,100       1,140,848
    iShares MSCI Germany Index                          97,200       1,725,300
    iShares MSCI Sweden Index                           58,000       1,154,780
    iShares MSCI United Kingdom Index                   45,646         805,652
    Ivy European Opportunities - Class A                59,734       1,633,718
                                                                   -----------
                                                                     8,948,978
                                                                   -----------
DIVERSIFIED FUNDS -- 24.6%
    Dodge & Cox International Stock                     66,952       2,043,391
    iShares MSCI EAFE Index                             10,300       1,616,070
    Lazard International Small Cap - Investor Shares    72,578       1,402,931
    Oakmark International - Class I                     16,170         338,438
    Tocqueville International Value (The)              149,313       2,115,772
                                                                   -----------
                                                                     7,516,602
                                                                   -----------
ASIA/PACIFIC FUNDS -- 20.7%
    Fidelity Japan Small Companies                     111,604       1,429,643
    iShares MSCI Australia Index                        74,300       1,250,469
    iShares MSCI Pacific Ex-Japan Index                 10,200         914,940
    Matthews China                                      62,741         872,724
    Matthews Japan (a)                                  82,464       1,302,927
    Matthews Pacific Tiger - Class I                    34,335         539,059
                                                                   -----------
                                                                     6,309,762
                                                                   -----------
AMERICAS FUNDS -- 14.8%
    Fidelity Canada                                     25,887         859,958
    iShares MSCI Canada Index                           69,300       1,143,450
    iShares MSCI Mexico Index                           28,500         715,065
    iShares S&P Latin American 40 Index                 22,700       1,793,300
                                                                   -----------
                                                                     4,511,773
                                                                   -----------
EMERGING MARKETS FUNDS -- 10.0%
    Dreyfus Premier Emerging Markets - Class A          30,738         597,238
    iShares MSCI Emerging Markets Index                  5,700       1,144,446
    T. Rowe Price Emerging Europe & Mediterranean       74,402       1,299,812
                                                                   -----------
                                                                     3,041,496
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $24,133,859)                     $ 30,328,611
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 2.7%                        SHARES          VALUE
--------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
     (Cost $823,384)                                   823,384    $    823,384
                                                                   -----------

TOTAL INVESTMENTS AT VALUE -- 102.1%
 (Cost $24,957,243)                                               $ 31,151,995

LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%)                       (632,829)
                                                                   -----------

NET ASSETS -- 100.0%                                              $ 30,519,166
                                                                   ===========


     (a)Non-income producing security.

See accompanying notes to Portfolio of Investments.

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)
================================================================================
INVESTMENT COMPANIES -- 97.7%                          SHARES          VALUE
--------------------------------------------------------------------------------
MERGER ARBITRAGE FUNDS -- 15.9%
    Arbitrage Fund (The) - Class R (a)                 204,006     $ 2,458,277
    Enterprise Mergers and Acquisitions
      - Class A (a)                                    206,495       2,341,652
    Gabelli ABC                                         80,208         792,458
    Merger Fund (The)                                  246,227       3,779,584
                                                                   -----------
                                                                     9,371,971
                                                                   -----------
GLOBAL MACRO FUNDS -- 13.1%
    Capital and Income Strategies Fund, Inc. (b)        14,000         250,460
    First Eagle Global - Class A                       112,973       4,366,421
    Franklin Mutual Discovery - Class Z                 71,227       1,689,494
    Prudent Global Income                              112,694       1,399,653
                                                                   -----------
                                                                     7,706,028
                                                                   -----------
LONG/SHORT EQUITY FUNDS -- 11.8%
    CGM Focus                                           24,221         724,216
    Franklin Templeton Global Long-Short - Class A      47,031         535,683
    Hussman Strategic Growth                           190,500       2,897,512
    Needham Growth (a)                                  32,454         964,865
    Needham Small Cap Growth (a)                         7,758         134,674
    Prudent Bear (a)                                   136,518         727,638
    Schwab Hedged Equity (a)                            74,401         984,328
                                                                   -----------
                                                                     6,968,916
                                                                   -----------
ASSET ALLOCATION FUNDS -- 11.8%
    Berwyn Income                                       71,567         864,531
    FPA Crescent - Class I                              61,601       1,443,303
    Greenspring                                         69,463       1,428,163
    Leuthold Core Investment                           103,891       1,641,475
    Oakmark Equity and Income - Class I                 20,309         470,140
    Rydex Series - Juno - Investor Class (a)            59,749       1,105,961
                                                                   -----------
                                                                     6,953,573
                                                                   -----------
NATURAL RESOURCES FUNDS -- 8.8%
    FBR Gas Utility Index                               16,492         262,051
    Permanent Portfolio                                 24,831         652,814
    PIMCO Commodity Real Return Strategy - Class A     144,375       2,151,183
    RS Global Natural Resources                         70,538       1,738,757
    T. Rowe Price New Era                                7,931         268,238
    Vanguard Precious Metals & Minerals                  7,577         124,723
                                                                   -----------
                                                                     5,197,766
                                                                   -----------
HIGH YIELD FUNDS -- 8.0%
    Calamos High Yield - Class A                        80,645         881,454
    Fidelity Capital & Income                           66,311         558,337
    MainStay Global High Income                         27,181         306,057
    MainStay High Yield Corporate Bond  - Class A      216,195       1,396,619
    Neuberger Berman Income Opportunity Fund, Inc.(b)   24,700         364,078
    Pioneer High Yield - Class A                       104,786       1,198,757
                                                                   -----------
                                                                     4,705,302
                                                                   -----------

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
INVESTMENT COMPANIES -- 97.7% (CONTINUED)              SHARES          VALUE
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUST FUNDS -- 7.9%
    AIM Select Real Estate Income (b)                   40,170     $   650,754
    Alpine Realty Income and Growth - Class Y           45,175         924,276
    Scudder RREEF Real Estate Fund, Inc. (b)            16,100         323,771
    Security Capital U.S. Real Estate Shares            55,466         903,534
    Third Avenue Real Estate Value                      69,014       1,819,214
                                                                   -----------
                                                                     4,621,549
                                                                   -----------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 5.9%
    Aegis Value                                         37,278         666,160
    Franklin Mutual Beacon - Class Z                    87,985       1,373,447
    Third Avenue Value                                  28,564       1,458,189
                                                                   -----------
                                                                     3,497,796
                                                                   -----------
CONVERTIBLE ARBITRAGE FUNDS -- 5.7%
    Calamos Market Neutral - A Shares                  251,414       3,346,317
                                                                   -----------

OPTIONS/HEDGED FUNDS -- 5.5%
    Gateway                                            134,383       3,254,761
                                                                   -----------

MARKET NEUTRAL FUNDS -- 3.3%
    Laudus Rosenberg Value Long/Short Equity (a)        49,174         506,988
    One Group Market Neutral (a)                        50,689         547,445
    Phoenix Capital Market Neutral - Class A (a)        73,071         859,309
                                                                   -----------
                                                                     1,913,742
                                                                   -----------

TOTAL INVESTMENT COMPANIES (Cost $52,213,966)                      $57,537,721
                                                                   -----------

================================================================================
COMMON STOCKS -- 0.2%                                  SHARES          VALUE
--------------------------------------------------------------------------------
    Plum Creek Timber Company, Inc.
      (Cost $87,952)                                     2,950     $   105,374
                                                                   -----------

================================================================================
MONEY MARKET SECURITIES -- 2.2%                        SHARES          VALUE
--------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
      (Cost $1,299,643)                              1,299,643     $ 1,299,643
                                                                   -----------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $53,601,561)            $58,942,738

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%)                        (77,045)
                                                                   -----------

NET ASSETS -- 100.0%                                              $ 58,865,693
                                                                   ===========


     (a)Non-income producing security.
     (b)Closed-end fund.

See accompanying notes to Portfolio of Investments.

NEW CENTURY PORTFOLIOS
NOTES TO PORTFOLIO OF INVESMENTS
JANUARY 31, 2005 (UNAUDITED)

1.   INVESTMENT VALUATION
Investments, representing primarily shares of other open-end investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

2.   INVESTMENT TRANSACTIONS
Investment  transactions are recorded on a trade date basis.  Realized gains and
losses  from  investment   transactions   are  determined   using  the  specific
identification method.

3.   FEDERAL INCOME TAX
The following information is computed on a tax basis for each item as of January 31, 2005:

                               New Century       New Century        New Century       New Century        New Century
                                 Capital           Balanced         Aggressive       International       Alternative
                                Portfolio         Portfolio          Portfolio         Portfolio          Portfolio
                              ---------------   ---------------    --------------    --------------     ---------------
Cost of portfolio
investments                    $  91,862,672     $  65,831,718      $  4,535,233      $ 24,957,243       $  53,629,673
                              ===============   ===============    ==============    ==============     ===============

Gross unrealized
appreciation                   $  16,967,206     $   9,774,004           865,612         6,207,190           5,954,188
Gross unrealized
depreciation                         (87,636)          (59,592)          (14,586)          (12,438)           (641,123)
                              ---------------   ---------------    --------------    --------------     ---------------


Net unrealized appreciation    $  16,879,570     $   9,714,412      $    851,026         6,194,752           5,313,065
                              ===============   ===============    ==============    ==============     ===============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century Alternative Strategies Portfolio is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   New Century Portfolios
             ----------------------------------------------------------



By (Signature and Title)*      /s/ Wayne M. Grzecki
                           -------------------------------------------------

                           Wayne M. Grzecki, President

Date      March 18, 2005
      ------------------------------------





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*      /s/ Wayne M. Grzecki
                           --------------------------------------------

                           Wayne M. Grzecki, President

Date      March 18, 2005
      ------------------------------------



By (Signature and Title)*      /s/ Nicole M. Tremblay
                           --------------------------------------------

                           Nicole M. Tremblay, Treasurer

Date      March 18, 2005
      ------------------------------------



* Print the name and title of each signing officer under his or her signature.